ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Details) (USD $)	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Accounts Payable And Accrued Expenses Details
Accounts payable	$ 1,312,192	$ 159,118	$ 81,168
Accrued officers' salary	60,000	75,000	37,500
Accrued interest	525,898	75,408	19,307
Accrued payroll taxes	57,850	57,850	32,225
Customer deposits		10,000
ACCOUNTS PAYABLE AND ACCRUED EXPENSES	$ 1,955,940	$ 377,376	$ 170,200